Fair Values of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2026
Fair Values of Financial Assets and Liabilities [Abstract]
FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

NOTE 21 — FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

ASC Topic 825, Financial Instruments, requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The following summarizes the methods and significant assumptions we used in estimating our fair value disclosures for financial instruments:

●	For cash and cash equivalents, Accounts receivable, amounts due from related parties, deposits and other receivables, accounts payable, other payable and accrued liabilities and amounts due to related parties, their carrying values approximate their estimated fair values due to short-term nature of these items;

●	For bank loans and lease liabilities classified under current liabilities, their carrying values approximate their estimated fair values due to short-term nature of these items;

●	For bank loans and lease liabilities classified under non-current liabilities, their fair values are estimated by discounting scheduled future payments of principal and interest at current rates available on these financial liabilities with similar terms. The differences between their carrying values and estimated fair values are considered as insignificant.